PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands			1 Months Ended	12 Months Ended		84 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 01, 2021 INR (₨)	Dec. 31, 2000	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2006	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	May 11, 2020 ha	Apr. 15, 2020 ha	Dec. 31, 2019 USD ($)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net	$ 2,027,185			$ 2,027,185						$ 1,800,705
Civil and labour lawsuits payable	815			815
Payments for Legal Settlements	15,619	₨ 84,000,000
BRAZIL
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Civil lawsuits payable	8,543			8,543						3,045			$ 1,006
Argentina
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Labour lawsuits payable	44			44						$ 212			92
URUGUAY
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Lawsuit Held With Suppliers	5			$ 5									$ 98
Arauco do Brasil S.A. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Percentage of the fine amount pending clearance				50.00%	50.00%
Interests and readjustment amounts payable	5,251			$ 5,251					R$ 29,250,417
Arauco do Brasil S.A. [Member] | Tranche Two [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated tax liabilities after considering special remedy	5,704			$ 5,704					R$ 31,774,176
Forestal Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land Under Possession				1,855.9 hectares	1,855.9 hectares
Total Area of Land				2,700 hectares	2,700 hectares
Compensation For Damage Sought Value				$ 4,127	$ 3,486,187,431
Payments For Compensation Damage Sought Value				499	$ 421,723,281
Contingent receivables	118			$ 118			$ 100,000,000
Area Of Land Subject To Litigation | ha												3,424.59
Percentage share in the property												4.17%
Area Of Land Not Subject To Litigation | ha											498
Area Of Land Subject To Litigation Based On Suit Filed | ha											1,768.20
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested			4,777 hectares			23,012 hectares
Capacity of plant				250,000 m3	250,000 m3
Additional area of land afforested				8,089 hectares	8,089 hectares
Fund for export duties payable	23,473			$ 23,473				$ 2,412,044,000
Receivables from taxes other than income tax	6,555			6,555
Required collateral value	4,242			4,242				$ 435,952,315
Celulosa Arauco y Constitución S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net	$ 5,412			5,412			$ 4,571,664,617
Discount allowed on tax payable				1,432	$ 3,362,265,453
Deferred tax liabilities after discount				3,980	$ 1,209,399,164
Celulosa Arauco y Constitución S.A. [Member] | Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma				$ 5,985
Annual Tax Units				7,777	7,777
Celulosa Arauco y Constitución S.A.; Forestal Arauco S.A.; Maderas Arauco S.A. and Servicios Logísticos Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation For Damages Sought Value				$ 681	$ 575,000,000
Compensation Sought For Actual Damages Value				13,247	11,189,270,050
Compensation Sought For Loss Of Profit Value					11,189,270,050
Compensation Sought For Moral Damages Value				$ 5,919	$ 5,000,000,000